Equity-Based Compensation - activity (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Units
Outstanding, beginning	88,878	74,824
Granted	1,201	19,362
Exercised	(2,928)	(3,483)	(105)
Forfeited	(92)	(653)
Expired	(59)	(1,172)
Outstanding, ending	87,000	88,878	74,824
Exercisable	73,817	75,506
Exercise Price
Weighted average, beginning	$ 0.63	$ 0.49
Granted (per unit)	1.65	1.11
Exercised (per unit)	0.16	0.21
Forfeitures (in units)	1.23	0.99
Expired (in units)	0.50	0.45
Weighted average, ending	0.66	0.63	$ 0.49
Exercisable (in units)	$ 0.57	$ 0.55